COLORADO
Department of
Regulatory Agencies
Division of Securities

Sent Via Email to Andrew@ColdicuttLaw.com

November 20, 2019

No Borders, Inc.
C/O Law Office of Andrew Coldicutt
1220 Rosecrans St. Unit 258
San Diego, CA 82106

RE: No Borders, Inc. - Registration by Coordination

Dear Mr. Coldicutt, Esq.:

According to the Colorado Division of Securities' records, No Borders, Inc. ("No Borders") meets the requirements for "Registration by Coordination" pursuant to §11-51-303(3), C.R.S.

"Any amendments to the federal prospectus, offering circular, or letter of notification shall be promptly filed with the securities commissioner after the amended prospectus or other filing is filed with the federal securities and exchange commission …." §11-51-303(2), C.R.S.

No Borders shall promptly notify the securities commissioner of the date when the federal registration statement or other filing becomes effective and the content of any price amendment. … §11-51-303(3), C.R.S.

If you have any questions or concerns, please do not hesitate to contact me at the undersigned.

Sincerely,

Derrick O'Neal
Securities Examiner